Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
Feb. 28, 2015
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	2.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	642,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	5.09
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	642,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	3.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	3.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	167,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	3.63
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	3.19
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	167,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	3.19
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	4.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	5.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	1,767
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.88
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	5.35
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	1,767
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	5.35
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	6.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	$ 24.65
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	46,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	2.81
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	9.47
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	46,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	9.47
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	856,767
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	856,767